U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

      1     Name and Address of Issuer:
            Principal Life Insurance Company Separate Account B
            The Principal Financial Group
            Des Moines, IA  50392-0200

      2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
            -------------
                 X
            -------------

      3     Investment Company Act File Number:          811-02091
            Securities Act File Number: 02-37988, 02-78001, 33-74232,
                                        33-44670, 33-44565, 333-63401, 333-40254

      4 a   Last day of fiscal year for which this notice if filed:
            12/31/2002

      4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
            -------------
                N/A
            -------------
            Note: If the Form is being filed late, interest must be paid on the registration fee due.

      4 c   Check box if this is the last time the issuer will be filing this
            Form.
            -------------
                N/A
            -------------

      5     Calculation of registration fee:

            (i)          Aggregate sale price of securities sold during the                       02-37988               $43,135
                         fiscal year in reliance on rule 24f-2:                                   02-78001               143,453
                                                                                                  33-44565             4,866,336
                                                                                                  33-44670            30,345,800
                                                                                                  333-63401           21,328,740
                                                                                                  33-74232           697,827,871
                                                                                                  333-40254          274,478,094
                                                                                                                  ---------------
                                                                                                                  1,029,033,429
            (ii)         Aggregate price of shares redeemed or                02-37988                 889,765
                         repurchased during the fiscal year:                  02-78001                 928,500
                                                                              33-44565               5,897,745
                                                                              33-44670              45,473,358
                                                                             333-63401              11,683,661
                                                                              33-74232             623,567,693
                                                                             333-40254             124,033,209
                                                                                               ----------------
                                                                                                   812,473,931
            (iii)        Aggregate price of shares redeemed or repurchased
                         during any prior fiscal year ending no earlier than
                         October 11, 1995 that were not previously used to
                         reduce registration fees
                         payable to the Commission:                                                          0

            (iv) Total available redemption credits
                         [Add items 5(ii) and 5(iii)]:                                                               812,473,931


            (v)          Net Sales - If Item 5(i) is greater than Item 5(iv)
                         [subtract Item 5(iv) from Item 5(i)]:                                                       216,559,498

        ----------------------------------------------------------------------------------------------------------

            (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item
                         5(iv) from Item 5(i)]" N/A

        ----------------------------------------------------------------------------------------------------------

            (vii) Multiplier for determining registration fee (See
                         Instruction c.9):                                                                              0.000092

            (viii) Registration fee due [Multiply Item 5(v) by Item
                         5(vii)] (enter "0" if no fee is due):                                                         19,923.47
                                                                                                                  ===============

      6     Prepaid Shares
            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ____________.

      7     Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
            (see Instruction D):
                                                                                                               +               0
                                                                                                                  ---------------

      8     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                       19,923.47
                                                                                                                  ===============

      9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            -------------
             3/28/2003
            -------------

            Method of Delivery:

            -------------
                 X       Wire Transfer
            -------------
            -------------
                N/A      Mail or other means
            -------------

            THE 24F-2 FEE IS PAID BY 33-44565.

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Principal Life Insurance Company Separate Account B


           /s/ Joyce Hoffman
By  -------------------------
    Joyce  Hoffman
    Senior Vice  President  and Corporate Secretary


Date:        28th day of March, 2003